Parent Only Information (Details) - Schedule of condensed statements of operations and comprehensive loss - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Loss from operations	¥ (42,702)	$ (6,544)	¥ (11,110)
Loss from investment in subsidiaries	(445,790)	(68,320)	(780,040)	(429,592)
Net loss	(488,492)	(74,864)	(791,150)	(429,592)
Other comprehensive loss	5,668	869	91	(629)
Total Comprehensive loss	¥ (482,824)	$ (73,995)	¥ (791,059)	¥ (430,221)